Inventories, Net (Details) - Schedule of Inventories Write Down - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Inventories [Abstract]
Balance at beginning of the year presented	$ (4,749)	$ (1,391)
Write-down provided during the year	(7,594)	(3,358)	$ (1,391)
Foreign currency translation adjustment	55
Balance at end of the period/year presented	$ (12,288)	$ (4,749)	$ (1,391)